FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5.	FLIGHT EQUIPMENT HELD FOR SALE

At December 31, 2019 and 2018, the Company had six aircraft and 12 aircraft classified as flight equipment held for sale, respectively. In addition, as of December 31, 2019, the Company classified two engines as flight equipment held for sale as the result of an aircraft part out. These two engines were sold in January 2020.

During the year ended December 31, 2019, the Company sold 25 aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $94.4 million. During the year ended December 31, 2018, the Company sold three aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $7.9 million. During the year ended December 31, 2017, the Company sold one aircraft that had been classified as flight equipment held for sale and recognized a gain on sale of aircraft of $3.9 million.